Annual
Report


[GRAPHIC OMITTED]


                                  JUNE 30, 2002




INSTITUTIONAL FIDUCIARY TRUST


   FRANKLIN CASH RESERVES FUND




[LOGO OMITTED]
FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK]
INVESTMENTS

                                                    THANK YOU FOR INVESTING WITH
                                              FRANKLIN TEMPLETON INVESTMENTS. WE
                                           ENCOURAGE OUR INVESTORS TO MAINTAIN A
                                              LONG-TERM PERSPECTIVE AND REMEMBER
                                           THAT ALL SECURITIES MARKETS MOVE BOTH
                                              UP AND DOWN, AS DO PORTFOLIO SHARE
                                         PRICES. WE APPRECIATE YOUR PAST SUPPORT
                                                AND LOOK FORWARD TO SERVING YOUR
                                            INVESTMENT NEEDS IN THE YEARS AHEAD.





[PHOTO OMITTED]
CHARLES B. JOHNSON
CHAIRMAN
INSTITUTIONAL FIDUCIARY TRUST

SHAREHOLDER LETTER



--------------------------------------------------------------------------------
YOUR FUND'S GOAL: THE FRANKLIN CASH RESERVES FUND SEEKS A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH LIQUIDITY AND PRESERVATION OF CAPITAL. THE FUND INVESTS ALL OF ITS ASSETS IN THE SHARES OF THE MONEY MARKET PORTFOLIO (THE PORTFOLIO), WHICH HAS THE SAME INVESTMENT OBJECTIVE. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, ALTHOUGH THERE IS NO GUARANTEE THAT IT WILL ACCOMPLISH THIS GOAL.(1)
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to bring you the annual report for the Franklin Cash Reserves Fund for the fiscal year ended June 30, 2002.

We began the period under review with a struggling economy, but one that was showing some signs of life. The Federal Reserve ("the Fed") had aggressively lowered the overnight lending rate from 6.50% at the beginning of 2001 to 3.75% by July 1, 2001. The Fed had begun to tighten its easy monetary policy as it moved from 50 basis point reductions in each of its meetings prior to June 2001 to 25 basis point reductions in its June and August meetings. Tax cuts had been enacted and it appeared there was sufficient stimulus present to eventually boost the economy despite some negative indicators. Then, our nation was shaken to the core by the events of September 11.




CONTENTS


Shareholder Letter ....................    1

Franklin Cash
Reserves Fund .........................    5

Financial Highlights &
Statement of Investments ..............    7

Financial Statements ..................    9

Notes to
Financial Statements ..................   12

Independent
Auditors' Report ......................   14

Board Members
and Officers ..........................   15

[GRAPHIC OMITTED]
FUND CATEGORY
Global
Growth
Groth & Income
Income
Tax-Free Income


1. An investment in Franklin Cash Reserves Fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. It is possible to lose money by investing in the Fund.

The Fed acted aggressively to help shore up the economy over the ensuing months, lowering the overnight rate an additional 175 basis points, bringing it to 1.75% at year-end 2001, the same level as at the end of the reporting period, while the government increased spending on defense and related items. The added stimulus to the economy could not come soon enough, and in the third quarter of 2001, the United States recorded an annualized gross domestic product (GDP) of -1.3%, at which point an official recession was declared. Unemployment continued to trend higher, and business expenditures were nowhere to be found. Layoff announcements escalated, confidence waned, and it looked as if we might be entering very dangerous territory. In a remarkable showing, the U.S. economy was not to be stopped. Automakers led the charge with financing and incentives that sparked record auto sales, and other businesses followed suit. The consumer, despite increased unemployment and the specter of potential layoffs, continued to spend at a moderate rate. These and other factors helped contribute to an annualized GDP growth of 1.7% in the fourth quarter.

In the first quarter of 2002, the U.S. economy expanded at an annualized rate of 5.8%, well above expectations. Growth was bolstered by continued consumer spending, an increase in industrial production, and staggering productivity gains, while the housing market showed remarkable resilience, all of which were buoyed by extremely low interest rates. This strength may have just been an adrenaline rush, as the economy appears poised to retrench to more moderate levels in the face of significant headwinds. Corporate governance, accounting, and Wall Street have all come under attack in the last year for various reasons, while geopolitical uncertainty only adds to the volatility, all of which have led to another year of stock market declines.

While we believe economic recovery is underway, muted inflation and significant demand-side risks, as well as the headwinds mentioned above, will likely keep interest rates low for some time. This interest rate stability should provide a favorable backdrop for economic growth, allowing consumers to continue to spend while servicing their debt and allowing businesses to manage their balance sheets while planning for capital spending increases.

In recognition of continued sluggish economic growth and the likelihood of lower interest rates, we continued to extend the Portfolio's weighted average maturity through 2001 and maintained a relatively higher than normal maturity through the end of the reporting period. By locking in higher rates for longer periods, the Portfolio was able to maximize its performance despite the declining rate environment.

We remain vigilant and continue to invest the Portfolio's assets exclusively in the highest-quality money market securities. For example, on June 30, 2002, more than 90% of the securities purchased for the Portfolio carried a AA or higher long-term credit rating by Standard & Poor's[REGISTRATION MARK] and Moody's[REGISTRATION MARK], two independent national credit rating agencies, with the balance rated A.(2) Consistent with the Fund's objective of providing shareholders with a higher quality and conservative investment vehicle, we do not invest the Portfolio's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

Please remember that this discussion reflects our views and opinions, as well as the portfolio holdings, as of June 30, 2002, the end of the reporting period. Market and economic conditions, however, are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition.





2. This does not indicate a rating of the Fund.

Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,






/S/SIGNATURE
Charles B. Johnson
Chairman
Franklin's Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND




The Franklin Cash Reserves Fund's investment objective is to provide high current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in shares of The Money Market Portfolio (the "Portfolio"), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

o U.S. government and federal agency obligations(3)
o Certificates of deposit
o Bank notes
o High-grade commercial paper
o High-grade short-term corporate obligations
o Repurchase agreements collateralized by U.S. government securities(3)

The Portfolio's composition as a percentage of total investments on June 30, 2002, is shown to the right.




3. U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares. You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 8 of this report.


THE MONEY MARKET PORTFOLIO
Portfolio Composition
6/30/02
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
Certificates of Deposit                            48.2%
Commercial Paper                                   35.7%
Repurchase Agreements                              10.5%
Bank Notes                                          3.2%
U.S. Government Agency Securities                   2.4%

PERFORMANCE SUMMARY



Reflecting the decline in short-term interest rates during the reporting period, the Fund's seven-day effective yield began the reporting period at 3.62% (as of June 30, 2001) and ended at 0.92% on June 30, 2002. The average weighted maturity was 73 days as of June 30, 2001, compared to 63 days as of June 30, 2002.





FRANKLIN CASE RESERVES FUND
Total Returns vs. LIpper Institutional Money Market Funds Index(4) Periods ended June 30, 2002 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS
FOLLOWS:
                                                  Lipper Institutional
            Franklin Cash Reserves Fund         Money Market Funds Index
One-Year             1.85%                                2.49%
Three-Year          12.69%                               14.79%
Five-Year           23.97%                               27.40%


FRANKLIN CASH RESERVES FUND
Period ended June 30, 2002

--------------------------------------------------------------------------------
Seven-day current yield(5)             0.91%

Seven-day effective yield(5)           0.92%

Average weighted maturity            63 days




4. Source for Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 2002, there were 244 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.
5. The seven-day effective yield assumes the compounding of daily dividends. Current and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses.



Past performance does not guarantee future results.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Highlights


                                                                                YEAR ENDED JUNE 30,
                                                            --------------------------------------------------
                                                                2002      2001       2000      1999      1998
                                                            --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................     $1.00     $1.00      $1.00     $1.00     $1.00
                                                            --------------------------------------------------
Income from investment operations - net
 investment income .......................................      .018      .052       .049      .044      .051
Less distributions from net investment income ............     (.018)    (.052)     (.049)    (.044)    (.051)
                                                            --------------------------------------------------
Net asset value, end of year .............................     $1.00     $1.00      $1.00     $1.00     $1.00
                                                            ==================================================

Total return(a) ..........................................     1.85%     5.31%      5.07%     4.49%     5.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..........................  $180,909  $153,223   $117,081  $135,390  $119,585
Ratios to average net assets:
 Expenses(b) .............................................      .93%      .88%       .81%      .82%      .50%
 Expenses excluding waiver and payment
 by affiliate(b) .........................................      .94%      .89%       .82%      .82%      .77%
Net investment income ....................................     1.80%     5.12%      4.91%     4.38%     5.14%



(a)Total return is not annualized for periods less than one year.
(b)The expense ratio includes the Fund's share of the Portfolio's allocated expenses.


                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2002

                                                                                   SHARES        VALUE
----------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 102.2%
The Money Market Portfolio (Note 1) (COST $184,835,519) .....................   184,835,519  $184,835,519
OTHER ASSETS, LESS LIABILITIES (2.2)% .......................................                  (3,926,058)
                                                                                             ------------
NET ASSETS 100.0% ...........................................................                $180,909,461
                                                                                             ============

                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002


Assets:
 Investments in securities, at value and cost ..................  $184,835,519
 Receivables from capital shares sold ..........................       571,561
                                                                  ------------
         Total assets ..........................................   185,407,080
                                                                  ------------
Liabilities:
 Payables:
    Capital shares redeemed ....................................     4,265,824
    Affiliates .................................................       181,060
 Distributions to shareholders .................................        10,469
 Other liabilities .............................................        40,266
                                                                  ------------
         Total liabilities .....................................     4,497,619
                                                                  ------------
Net assets, at value ...........................................  $180,909,461
                                                                  ============
Shares outstanding .............................................   180,909,461
                                                                  ============
Net asset value per share ......................................         $1.00
                                                                  ============

                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002


Investment income:
 Dividends ......................................................  $4,441,910
                                                                   ----------
Expenses:
 Administrative fees (Note 3) ...................................     429,123
 Distribution fees (Note 3) .....................................     428,379
 Transfer agent fees (Note 3) ...................................     446,493
 Reports to shareholders ........................................       4,998
 Registration and filing fees ...................................      19,107
 Professional fees ..............................................      16,383
 Trustees' fees and expenses ....................................       1,939
 Other ..........................................................       1,109
                                                                   ----------
             Total expenses .....................................   1,347,531
                                                                   ----------
              Net investment income .............................   3,094,379
                                                                   ----------
Net increase in net assets resulting from operations ............  $3,094,379
                                                                   ==========

                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2002 AND 2001


                                                                                   2002          2001
                                                                               ---------------------------
Increase (decrease) in net assets:
 Operations:
    Net investment income ...................................................  $  3,094,379  $  6,700,317
 Distributions to shareholders from net
 investment income ..........................................................    (3,094,379)   (6,700,317)
 Capital share transactions (Note 2) ........................................    27,686,107    36,142,810
                                                                               ---------------------------
         Net increase in net assets .........................................    27,686,107    36,142,810
Net assets (there is no undistributed net investment
 income at beginning or end of year):
 Beginning of year ..........................................................   153,223,354   117,080,544
                                                                               ---------------------------
 End of year ................................................................  $180,909,461  $153,223,354
                                                                               ===========================


                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Notes to Financial Statements



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three separate series (the Funds). Franklin Cash Reserves Fund (the Fund) included in this report is diversified. The Fund's investment objective is to seek high current income consistent with the preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of June 30, 2002, the Fund owns 3.91% of the Portfolio.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily and distributed monthly.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Notes to Financial Statements (CONTINUED)



2. SHARES OF BENEFICIAL INTEREST

At June 30, 2002, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                           YEAR ENDED JUNE 30,
                                     ----------------------------------
                                         2002                 2001
                                     ----------------------------------
     Shares sold ..................  $ 209,309,023       $ 160,000,781
     Shares issued in reinvestment
      of distributions ............      3,101,116           6,682,065
     Shares redeemed ..............   (184,724,032)       (130,540,036)
                                     ----------------------------------
     Net increase .................  $  27,686,107       $  36,142,810
                                     ==================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investors Services, LLC (Investors Services), the Fund's administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers of .25% per year of the Fund's average daily net assets.

The Fund reimburses Distributors up to .25% per year of its average daily net assets for costs incurred in marketing the Fund's shares.

The Fund paid transfer agent fees of $446,493, of which $217,228 was paid to Investor Services.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Independent Auditors' Report



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF INSTITUTIONAL FIDUCIARY TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Cash Reserves Fund (the "Fund") constituting part of the Institutional Fiduciary Trust at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 8, 2002

BOARD MEMBERS AND OFFICERS
INSTITUTIONAL FIDUCIARY TRUST



The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS                                      NUMBER OF
                                                           PORTFOLIOS IN FUND
                                               LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION       TIME SERVED  BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

FRANK H. ABBOTT, III (81)       Trustee        Since 1985           105         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
------------------------------------------------------------------------------------------------------------------------------------


HARRIS J. ASHTON (70)           Trustee        Since 1985           133         Director, RBC Holdings, Inc. (bank holding company)
One Franklin Parkway                                                            and Bar-S Foods (meat packing company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation
(nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------

ROBERT F. CARLSON (74)          Trustee        Since 1998           41          None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and FORMERLY,
member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and Chief Counsel,
California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------

S. JOSEPH FORTUNATO (70)        Trustee        Since 1989           134         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------


FRANK W.T. LAHAYE (73)          Trustee        Since 1985           105         Director, The California Center for Land Recycling
One Franklin Parkway                                                            (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------




                                                               NUMBER OF
                                                           PORTFOLIOS IN FUND
                                               LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION       TIME SERVED  BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)          Trustee        Since 1992           133         Director, White Mountains Insurance Group, Ltd.
One Franklin Parkway                                                            (holding company); Martek Biosciences Corporation;
San Mateo, CA 94403-1906                                                        WorldCom, Inc. (communications services); MedImmune,
                                                                                Inc. (biotechnology); Overstock.com (Internet
                                                                                services); and Spacehab, Inc. (aerospace services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National Association of
Securities Dealers, Inc. (until 1987).
------------------------------------------------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS                          NUMBER OF
                                                           PORTFOLIOS IN FUND
                                               LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION       TIME SERVED  BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

**CHARLES B. JOHNSON (69)       Trustee and    Trustee              133         None
One Franklin Parkway            Chairman of    since 1985
San Mateo, CA 94403-1906        the Board      and Chairman
                                               of the Board
                                               since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

**CHARLES E. JOHNSON (46)       Trustee and    Trustee since 1994   34          None
One Franklin Parkway            President      and President since
San Mateo, CA 94403-1906                       1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton
Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of the Board, President
and Director, Franklin Investment Advisory Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin
Resources, Inc.; and officer of 34 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

**RUPERT H. JOHNSON, JR. (61)   Trustee and    Since 1985           117         None
One Franklin Parkway            Vice President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                               NUMBER OF
                                                           PORTFOLIOS IN FUND
                                               LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION       TIME SERVED  BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

HARMON E. BURNS (57)            Vice President Since 1986              Not      None
One Franklin Parkway                                                Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

MARTIN L. FLANAGAN (42)         Vice President Since 1995              Not      None
One Franklin Parkway            and Chief                           Applicable
San Mateo, CA 94403-1906        Financial
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior
Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and
Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services,
Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin
Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

DAVID P. GOSS (55)              Vice President Since 2000              Not      None
One Franklin Parkway                                                Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources, Inc. and
Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property
Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------

BARBARA J. GREEN (54)           Vice President Since 2000              Not      None
One Franklin Parkway                                                Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc. and
officer of one of the other subsidiaries of Franklin Resources, Inc., and of 53 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995);
Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------

MICHAEL O. MAGDOL (65)          Vice           Since May 2002          Not      Director, FTI Banque, Arch Chemicals, Inc. and
600 5th Avenue                  President -                         Applicable  Lingnan Foundation
Rockefeller Center              AML Compliance
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Financial Officer and Director, Fiduciary Trust Company International; and officer of 40 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                               NUMBER OF
                                                           PORTFOLIOS IN FUND
                                               LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION       TIME SERVED  BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

KIMBERLEY MONASTERIO (38)       Treasurer and  Since 2000              Not      None
One Franklin Parkway            Principal                           Applicable
San Mateo, CA 94403-1906        Accounting
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------

MURRAY L. SIMPSON (65)          Vice President Since 2000              Not      None
One Franklin Parkway            and Secretary                       Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of
Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive
Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset
Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor. Charles E. Johnson is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Franklin Resources, Inc.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.







--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/321.8563 to request the SAI.
--------------------------------------------------------------------------------

THE MONEY MARKET PORTFOLIOS
Financial Highlights


THE MONEY MARKET PORTFOLIO

                                                                                YEAR ENDED JUNE 30,
                                                        -------------------------------------------------------------------
                                                              2002       2001       2000       1999       1998
                                                        -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................       $1.00      $1.00      $1.00      $1.00      $1.00
                                                        -------------------------------------------------------------------
Income from investment operations - net
 investment income ...................................        .026       .059       .056       .051       .055
Less distributions from net investment income ........       (.026)     (.059)     (.056)     (.051)     (.055)
                                                        -------------------------------------------------------------------
Net asset value, end of year .........................       $1.00      $1.00      $1.00      $1.00      $1.00
                                                        ===================================================================
Total return(a) ......................................       2.63%      6.08%      5.75%      5.18%      5.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................  $4,734,196 $4,490,919 $4,144,043 $3,672,404 $2,043,629
Ratios to average net assets:
 Expenses ............................................        .15%       .15%       .15%       .15%       .15%
 Expenses excluding waiver by affiliate ..............        .16%       .16%       .16%       .15%       .16%
 Net investment income ...............................       2.56%      5.91%      5.65%      5.04%      5.50%


(a)Total return is not annualized for periods less than one year.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2002

                                                                                 PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                        AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
 BANK NOTES 3.2%
 Bank of America NT & SA, 1.76%, 8/13/02 - 8/16/02 (COST $150,000,000) .......  $150,000,000 $  150,000,000
                                                                                             --------------
 CERTIFICATES OF DEPOSIT 48.0%
 ABN AMRO Bank NV, New York Branch, 1.79% - 1.86%, 7/19/02 - 9/04/02 .........   150,000,000    150,001,106
 Bank of Montreal, Chicago Branch, 1.79% - 1.847%, 7/12/02 - 9/05/02 .........   100,000,000    100,000,570
 Bank of Nova Scotia, Portland Branch, 1.78%, 9/13/02 - 9/17/02 ..............   150,000,000    150,000,000
 Banque Nationale De Paris, New York Branch, 1.84% - 1.87%, 7/18/02 - 12/17/02   150,000,000    150,000,000
 Barclays Bank PLC, New York Branch, 1.82% - 1.88%, 7/23/02 - 8/22/02 ........   125,000,000    125,002,092
 Chase Manhattan Bank, USA, N.A., Delaware Branch, 1.92%, 8/05/02 - 8/7/02 ...   150,000,000    150,000,743
 Credit Agricole, New York Branch, 1.78% - 2.73%, 8/28/02 - 3/11/03 ..........   150,000,000    150,000,000
 Deutsche Bank AG, New York Branch, 1.79% - 1.92%, 7/15/02 - 8/20/02 .........   175,000,000    175,000,712
 Dexia Bank, New York Branch, 1.92%, 8/02/02 .................................    50,000,000     50,000,000
 Lloyds Bank PLC, New York Branch, 1.86%, 9/03/02 ............................    50,000,000     50,000,883
 Rabobank Nederland NV, New York Branch, 1.87% - 2.76%, 7/30/02 - 3/24/03 ....   225,000,000    224,978,434
 Royal Bank of Canada, New York Branch, 2.615% - 4.025%, 7/02/02 - 5/30/03 ...   100,000,000     99,994,904
 Societe Generale, New York Branch, 1.82%, 7/24/02 - 7/26/02 .................   150,000,000    150,000,000
 Svenska Handelsbanken, New York Branch, 1.795% - 1.85%, 8/20/02 - 9/06/02 ...    75,000,000     75,001,443
 Toronto Dominion Bank, New York Branch, 1.76% - 1.78%, 7/08/02 - 8/26/02 ....   150,000,000    150,001,010
 UBS AG, Connecticut Branch, 2.825% - 4.01%, 7/02/02 - 3/24/03 ...............   100,000,000    100,000,599
 Wells Fargo Bank NA, San Francisco Branch, 1.76%, 7/01/02 ...................    75,000,000     75,000,000
 Westdeutsche Landesbank, New York Branch, 2.27%, 6/30/03 ....................   100,000,000     99,984,937
 Westpac Banking Corp., New York Branch, 1.81%, 9/09/02 ......................    50,000,000     50,000,967
                                                                                             --------------
 TOTAL CERTIFICATES OF DEPOSIT (COST $2,274,968,400) .........................                2,274,968,400
                                                                                             --------------
(a)COMMERCIAL PAPER 35.6%
 Abbey National North America Corp., 1.82% - 1.88%, 7/29/02 - 8/21/02 ........   100,000,000     99,797,972
 Abbott Laboratories, 144A, 1.74% - 1.80%, 7/09/02 - 8/14/02 .................    75,000,000     74,926,833
 ANZ (Delaware) Inc., 1.78% - 1.81%, 7/29/02 - 9/12/02 .......................   121,000,000    120,623,244
 Canadian Imperial Holdings Inc., 1.86%, 8/19/02 .............................    50,000,000     49,873,417
 Canadian Wheat Board, 1.77%, 10/08/02 .......................................    45,000,000     44,780,963
 Commonwealth Bank of Australia, 1.855%, 8/14/02 .............................    50,000,000     49,886,639
 Cregem North America Inc., 2.09%, 10/11/02 ..................................    50,000,000     49,703,917
 Den Danske Corp., Inc., 1.90%, 7/03/02 - 7/08/02 ............................    50,000,000     49,988,125
 Dupont De Nemours Inc., 1.75%, 7/09/02 ......................................     3,000,000      2,998,833
 General Electric Capital Corp., 1.79% - 1.87%, 7/05/02 - 9/20/02 ............   175,000,000    174,398,139
 Goldman Sachs Group Inc., 1.93%, 7/10/02 - 7/12/02 ..........................   150,000,000    149,919,583
 Halifax PLC, 1.83% - 1.835%, 8/27/02 - 8/29/02 ..............................   100,557,000    100,258,012
 Internationale Ned. U.S. Funding, 1.93% - 2.02%, 7/31/02 - 8/09/02 ..........   150,000,000    149,702,215
 Lloyds Bank PLC, 1.83% - 1.835%, 7/16/02 - 8/23/02 ..........................   100,000,000     99,826,799
 Morgan Stanley Group Inc., 1.81%, 7/22/02 - 7/24/02 .........................    75,000,000     74,917,042
 Nestle Capital Corp., 144A, 1.74%, 7/15/02 - 7/19/02 ........................   125,000,000    124,903,333
 Procter & Gamble Co., 144A, 1.74%, 8/20/02 - 8/21/02 ........................    50,000,000     49,877,958
 Province of Ontario, 1.90%, 12/09/02 ........................................     6,000,000      5,949,017
 Societe Generale of North America Inc., 1.75%, 7/22/02 ......................    14,000,000     13,985,708
 Svenska Handelsbanken Inc., 1.775% - 1.95%, 7/05/02 - 9/27/02 ...............   100,000,000     99,768,465
 Westpac Capital Corp., 1.83% - 2.02%, 8/12/02 - 11/14/02 ....................   100,000,000     99,536,500
                                                                                             --------------
 TOTAL COMMERCIAL PAPER (COST $1,685,622,714) ................................                1,685,622,714
                                                                                             --------------

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)

                                                                                 PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                        AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY SECURITIES 2.4%
 Federal Home Loan Mortgage Corp., 1.76% - 2.11%, 7/17/02 - 10/02/02
  (COST $114,665,769) ........................................................  $115,000,000 $  114,665,769
                                                                                             --------------
 TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,225,256,883)                         4,225,256,883
                                                                                             --------------
(b)REPURCHASE AGREEMENTS 10.5%
 Deutsche Bank AG, 1.89%, 7/01/02 (Maturity Value $103,336,273) ..............   103,320,000    103,320,000
  Collateralized by U.S. Treasury Notes
 Morgan Stanley Dean Witter, 1.88%, 7/01/02 (Maturity Value $103,336,187) ....   103,320,000    103,320,000
  Collateralized by U.S. Treasury Notes
 UBS AG, 1.97%, 7/01/02 (Maturity Value $290,047,608) ........................   290,000,000    290,000,000
  Collateralized by U.S. Government Agency Coupons
                                                                                             --------------
 TOTAL REPURCHASE AGREEMENTS (COST $496,640,000) .............................                  496,640,000
                                                                                             --------------
 TOTAL INVESTMENTS (COST $4,721,896,883) 99.7% ...............................                4,721,896,883
 OTHER ASSETS, LESS LIABILITIES .3% ..........................................                   12,298,959
                                                                                             --------------
 NET ASSETS 100.0% ...........................................................               $4,734,195,842

                                                                                             ==============






(a)Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.
(b)See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights


THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                                YEAR ENDED JUNE 30,
                                                            ---------------------------------------------------------------
                                                                2002      2001       2000      1999      1998
                                                            ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................     $1.00     $1.00      $1.00     $1.00     $1.00
                                                            ---------------------------------------------------------------
Income from investment operations - net
 investment income .......................................      .024      .056       .054      .049      .054
Less distributions from net investment income ............     (.024)    (.056)     (.054)    (.049)    (.054)
                                                            ---------------------------------------------------------------
Net asset value, end of year .............................     $1.00     $1.00      $1.00     $1.00     $1.00
                                                            ===============================================================
Total return(a) ..........................................     2.43%     5.75%      5.48%     4.97%     5.53%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..........................  $226,676  $186,718   $221,993  $258,458  $263,226
Ratios to average net assets:
 Expenses ................................................      .15%      .15%       .15%      .15%      .15%
 Expenses excluding waiver by affiliate ..................      .16%      .16%       .16%      .15%      .16%
 Net investment income ...................................     2.33%     5.63%      5.36%     4.84%     5.40%



(a)Total return is not annualized for periods less than one year.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2002

                                                                                   PRINCIPAL
 THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                               AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------
 GOVERNMENT SECURITIES 24.4%
 U.S. Treasury Bill, 7/25/02 ..................................................   $10,000,000 $  9,988,067
 U.S. Treasury Bill, 8/29/02 ..................................................     5,000,000    4,984,922
 U.S. Treasury Bill, 9/05/02 ..................................................     5,000,000    4,982,721
 U.S. Treasury Bill, 11/29/02 .................................................    10,000,000    9,920,306
 U.S. Treasury Note, 5.75%, 10/31/02 ..........................................    10,000,000   10,119,023
 U.S. Treasury Note, 4.75%, 1/31/03 ...........................................     5,000,000    5,073,233
 U.S. Treasury Note, 5.50%, 3/31/03 ...........................................     5,000,000    5,114,027
 U.S. Treasury Note, 5.50%, 5/31/03 ...........................................     5,000,000    5,135,834
                                                                                              ------------
 TOTAL GOVERNMENT SECURITIES (COST $55,318,133) ...............................                 55,318,133
                                                                                              ------------
(a)REPURCHASE AGREEMENTS 75.5%
 ABN AMRO Inc., 1.82%, 7/01/02 (Maturity Value $10,001,517) ...................    10,000,000   10,000,000
  Collateralized by U.S. Treasury Bill
 Banc of America Securities LLC, 1.80%, 7/01/02 (Maturity Value $10,001,500) ..    10,000,000   10,000,000
  Collateralized by U.S. Treasury Notes
 Barclays Capital Inc., 1.90%, 7/01/02 (Maturity Value $20,003,167) ...........    20,000,000   20,000,000
  Collateralized by U.S. Treasury Notes
 Bear, Stearns & Co. Inc., 1.92%, 7/01/02 (Maturity Value $10,001,600) ........    10,000,000   10,000,000
  Collateralized by U.S. Treasury Notes
 Deutsche Bank Securities Inc., 1.89%, 7/01/02 (Maturity Value $35,550,598) ...    35,545,000   35,545,000
  Collateralized by U.S. Treasury Notes
 Dresdner Kleinwort Wasserstein Securities LLC, 1.88%, 7/01/02
 (Maturity Value $10,001,563) .................................................    10,000,000   10,000,000
  Collateralized by U.S. Treasury Notes
 Goldman, Sachs & Co., 1.88%, 7/01/02 (Maturity Value $20,003,133) ............    20,000,000   20,000,000
  Collateralized by U.S. Treasury Bond
 Greenwich Capital Markets, Inc., 1.88%, 7/01/02 (Maturity Value $10,001,567) .    10,000,000   10,000,000
  Collateralized by U.S. Treasury Notes
 Morgan Stanley & Co. Inc., 1.88%, 7/01/02 (Maturity Value $35,545,568) .......    35,540,000   35,540,000
  Collateralized by U.S. Treasury Notes
 UBS Warburg LLC, 1.90%, 7/01/02 (Maturity Value $10,001,583) .................    10,000,000   10,000,000
  Collateralized by U.S. Treasury Bond
                                                                                              ------------
 TOTAL REPURCHASE AGREEMENTS (COST $171,085,000) ..............................                171,085,000
                                                                                              ------------
 TOTAL INVESTMENTS (COST $226,403,133) 99.9% ..................................                226,403,133
 OTHER ASSETS, LESS LIABILITIES .1% ...........................................                    273,363
                                                                                              ------------
 NET ASSETS 100.0% ............................................................               $226,676,496
                                                                                              ============



(a)See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002


                                                                                                THE U.S.
                                                                                               GOVERNMENT
                                                                                 THE           SECURITIES
                                                                            MONEY MARKET      MONEY MARKET
                                                                              PORTFOLIO         PORTFOLIO
                                                                           -------------------------------
Assets:
 Investments in securities, at value and cost ...........................  $4,225,256,883     $ 55,318,133
 Repurchase agreements, at value and cost ...............................     496,640,000      171,085,000
 Cash ...................................................................             256            2,903
 Interest receivable ....................................................      12,939,554          314,825
                                                                           -------------------------------
         Total assets ...................................................   4,734,836,693      226,720,861
                                                                           -------------------------------
Liabilities:
 Payables:
    Affiliates ..........................................................         560,058           26,820
    Professional fees                                                              30,151           14,929
 Other liabilities ......................................................          50,642            2,616
                                                                           -------------------------------
         Total liabilities ..............................................         640,851           44,365
                                                                           -------------------------------
Net assets, at value ....................................................  $4,734,195,842     $226,676,496
                                                                           ===============================
Shares outstanding ......................................................   4,734,195,842      226,676,496
                                                                           ===============================
Net asset value per share ...............................................           $1.00            $1.00
                                                                           ===============================

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002


                                                                                                 THE U.S.
                                                                                                GOVERNMENT
                                                                                   THE          SECURITIES
                                                                              MONEY MARKET     MONEY MARKET
                                                                                PORTFOLIO        PORTFOLIO
                                                                              -----------------------------
Investment income:
 Interest .................................................................   $133,037,918       $5,338,710
                                                                              -----------------------------
Expenses:
 Management fees (Note 3) .................................................      7,371,088          322,365
 Transfer agent fees (Note 3) .............................................        114,310            5,303
 Custodian fees ...........................................................         49,780            2,100
 Reports to shareholders ..................................................          6,492              285
 Professional fees ........................................................         37,648           17,755
 Trustees' fees and expenses ..............................................          5,072              228
 Other ....................................................................         49,741            2,794
                                                                              -----------------------------
         Total expenses ...................................................      7,634,131          350,830
         Expenses waived by affiliate (Note 3) ............................       (269,021)         (27,842)
                                                                              -----------------------------
           Net expenses ...................................................      7,365,110          322,988
                                                                              -----------------------------
             Net investment income ........................................    125,672,808        5,015,722
                                                                              -----------------------------
Net realized gain from investments ........................................         83,083               --
                                                                              -----------------------------
Net increase in net assets resulting from operations ......................   $125,755,891       $5,015,722
                                                                              =============================

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2002 AND 2001

                                                                                          THE U.S. GOVERNMENT SECURITIES
                                                           THE MONEY MARKET PORTFOLIO         MONEY MARKET PORTFOLIO
                                                        -------------------------------------------------------------------
                                                             2002             2001                2002            2001
                                                        -------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .............................   $  125,672,808    $  240,810,924     $  5,015,722     $ 11,219,781
  Net realized gain (loss) from investments .........           83,083            (5,085)              --               --
                                                        -------------------------------------------------------------------
      Net increase in net assets resulting
        from operations .............................      125,755,891       240,805,839        5,015,722       11,219,781
 Distributions to shareholders from net
      investment income .............................     (125,755,891)(a)  (240,805,839)(b)   (5,015,722)     (11,219,781)
 Capital share transactions (Note 2) ................      243,276,615       376,876,187       39,958,367      (35,274,816)
                                                        -------------------------------------------------------------------
        Net increase (decrease) in net assets .......      243,276,615       376,876,187       39,958,367      (35,274,816)
Net assets (there is no undistributed net investment
 income at beginning or end of year):
      Beginning of year .............................    4,490,919,227     4,114,043,040      186,718,129      221,992,945
                                                        -------------------------------------------------------------------
      End of year ...................................   $4,734,195,842    $4,490,919,227     $226,676,496     $186,718,129
                                                        ===================================================================



(a)Distributions were increased by a net realized gain from investments of $83,083.
(b)Distributions were decreased by a net realized loss from investments of $5,085.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

B. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2002, all outstanding repurchase agreements held by the Portfolios had been entered into on June 28, 2002.

C. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (CONTINUED)



2. SHARES OF BENEFICIAL INTEREST

At June 30, 2002, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                                              THE
                                                                     THE                U.S. GOVERNMENT
                                                                MONEY MARKET           SECURITIES MONEY
                                                                  PORTFOLIO            MARKET PORTFOLIO
                                                               -----------------------------------------
Year ended June 30, 2002
 Shares sold ...............................................   $  7,836,706,875           $ 356,762,722
 Shares issued in reinvestment of distributions ............        125,757,515               5,017,250
 Shares redeemed ...........................................     (7,719,187,775)           (321,821,605)
                                                               -----------------------------------------
       Net increase ........................................   $    243,276,615           $  39,958,367
                                                               =========================================
Year ended June 30, 2001
 Shares sold ...............................................   $ 24,764,437,164           $ 619,229,326
 Shares issued in reinvestment of distributions ............        241,376,023              11,219,610
 Shares redeemed ...........................................    (24,628,937,000)           (665,723,752)
                                                               -----------------------------------------
       Net increase (decrease) .............................   $    376,876,187           $ (35,274,816)
                                                               =========================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/ Templeton Investor Services, LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statement of Operations.

At June 30, 2002, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                 PERCENTAGE OF
                                                                               SHARES         OUTSTANDING SHARES
                                                                             -----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ....................  2,343,099,947         49.49%
Franklin Money Fund .......................................................  2,119,460,476         44.77%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ...............    184,835,519          3.91%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund .......     86,799,900          1.83%

At June 30, 2002, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                  PERCENTAGE OF
                                                                               SHARES          OUTSTANDING SHARES
                                                                             ------------------------------------
Franklin Federal Money Fund ...............................................    141,561,640             62.45%
Institutional Fiduciary Trust - Franklin U.S. Government
 Securities Money Market Portfolio ........................................     85,114,856             37.55%

THE MONEY MARKET PORTFOLIOS
Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 8, 2002

BOARD MEMBERS AND OFFICERS
THE MONEY MARKET PORTFOLIOS


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS                                      NUMBER OF
                                                           PORTFOLIOS IN FUND
                                               LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION       TIME SERVED  BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

FRANK H. ABBOTT, III (81)       Trustee        Since 1992           105         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
------------------------------------------------------------------------------------------------------------------------------------

HARRIS J. ASHTON (70)           Trustee        Since 1992           133         Director, RBC Holdings, Inc. (bank holding company)
One Franklin Parkway                                                            and Bar-S Foods (meat packing company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation
(nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------

ROBERT F. CARLSON (74)          Trustee        Since 1998           41          None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and FORMERLY,
member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and Chief Counsel,
California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------

S. JOSEPH FORTUNATO (70)        Trustee        Since 1992           134         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------


FRANK W.T. LAHAYE (73)          Trustee        Since 1992           105         Director, The California Center for Land Recycling
One Franklin Parkway                                                            (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------




                                                               NUMBER OF
                                                           PORTFOLIOS IN FUND
                                               LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION       TIME SERVED  BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

GORDON S. MACKLIN (74)          Trustee        Since 1992           133         Director, White Mountains Insurance Group, Ltd.
One Franklin Parkway                                                            (holding company); Martek Biosciences Corporation;
San Mateo, CA 94403-1906                                                        WorldCom, Inc. (communications services); MedImmune,
                                                                                Inc. (biotechnology); Overstock.com (Internet
                                                                                services); and Spacehab, Inc. (aerospace services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National Association of
Securities Dealers, Inc. (until 1987).
------------------------------------------------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS                          NUMBER OF
                                                           PORTFOLIOS IN FUND
                                               LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION       TIME SERVED  BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

**CHARLES B. JOHNSON (69)       Trustee and    Trustee              133         None
One Franklin Parkway            Chairman of    since 1992
San Mateo, CA 94403-1906        the Board      and Chairman
                                               of the Board
                                               since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

**CHARLES E. JOHNSON (46)       Trustee and    Since 1993         34          None
One Franklin Parkway            President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton
Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of the Board, President
and Director, Franklin Investment Advisory Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin
Resources, Inc.; and officer of 34 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

**RUPERT H. JOHNSON, JR. (61)   Trustee and    Since 1992           117         None
One Franklin Parkway            Vice President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                               NUMBER OF
                                                           PORTFOLIOS IN FUND
                                               LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION       TIME SERVED  BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

HARMON E. BURNS (57)            Vice President Since 1992              Not      None
One Franklin Parkway                                                Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

MARTIN L. FLANAGAN (42)         Vice President Since 1995              Not      None
One Franklin Parkway            and Chief                           Applicable
San Mateo, CA 94403-1906        Financial
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior
Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and
Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services,
Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin
Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

DAVID P. GOSS (55)              Vice President Since 2000              Not      None
One Franklin Parkway                                                Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources, Inc. and
Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property
Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------

BARBARA J. GREEN (54)           Vice President Since 2000              Not      None
One Franklin Parkway                                                Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc. and
officer of one of the other subsidiaries of Franklin Resources, Inc., and of 53 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995);
Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------

MICHAEL O. MAGDOL (65)          Vice           Since May 2002          Not      Director, FTI Banque, Arch Chemicals, Inc. and
600 5th Avenue                  President -                         Applicable  Lingnan Foundation
Rockefeller Center              AML Compliance
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Financial Officer and Director, Fiduciary Trust Company International; and officer of 40 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                               NUMBER OF
                                                           PORTFOLIOS IN FUND
                                               LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION       TIME SERVED  BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

EDWARD V. MCVEY (64)            Vice President Since 1992              Not      None
26335 Carmel Rancho Blvd.                                           Applicable
Carmel, CA 93923

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Distributors, Inc.; Executive Vice President, Templeton/Franklin Investment Services,
Inc.; and officer of 29 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

KIMBERLEY MONASTERIO (38)       Treasurer and  Since 2000              Not      None
One Franklin Parkway            Principal                           Applicable
San Mateo, CA 94403-1906        Accounting
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------

MURRAY L. SIMPSON (65)          Vice President Since 2000              Not      None
One Franklin Parkway            and Secretary                       Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of
Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive
Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset
Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------



We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor. Charles E. Johnson is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Franklin Resources, Inc.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.



--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/321.8563 to request the SAI.
--------------------------------------------------------------------------------

                       This page intentionally left blank.

                       This page intentionally left blank.

                       This page intentionally left blank.

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN[REGISTRATION MARK] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS



GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund(1)
Franklin Capital Growth Fund(2)
Franklin DynaTech Fund
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Small Cap Growth Fund II(3)
Franklin Technology Fund

GROWTH & INCOME
Franklin Balance Sheet
 Investment Fund(4)
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund(5)
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund(6)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(7)
Franklin Short-Intermediate
 U.S. Government Securities Fund(6)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund(6)
Franklin Federal Money Fund(6,8)
Franklin Money Fund(6,8)

TAX-FREE INCOME(9)
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(10)
Tax-Exempt Money Fund(6,8)

STATE-SPECIFIC
TAX-FREE INCOME(9)
Alabama
Arizona
California(11)
Colorado
Connecticut
Florida(11)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(10)
Michigan(10)
Minnesota(10)
Missouri
New Jersey
New York(11)
North Carolina
Ohio(10)
Oregon
Pennsylvania
Tennessee
Texas
Virginia



INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(12)



1. Effective 9/1/02, the fund's name will change to Franklin Flex Cap Growth Fund and its investment criteria will be modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
2. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
3. The fund is closed to all new investors. Existing shareholders can continue adding to their account through exchanges and purchases.
4. Effective 5/1/02, the fund is closed to all new investors. Existing shareholders, however, will be able to continue adding to their accounts through exchanges and purchases. In addition, retirement plans with an existing account in the fund will be allowed to open new participant accounts.
5. Effective 4/1/02, the fund expanded its investment universe to include companies with market capitalizations up to $2.5 billion.
6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
10. Portfolio of insured municipal securities.
11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.


                                                                           08/02

[LOGO OMITTED]
FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK]
INVESTMENTS


One Franklin Parkway
San Mateo, CA  94403-1906





ANNUAL REPORT
FRANKLIN'S INSTITUTIONAL FIDUCIARY TRUST

INVESTMENT MANAGER AND ADMINISTRATOR
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN[REGISTRATION MARK]

FTI INSTITUTIONAL SERVICES
1-800/321-8563

For a prospectus on any Franklin Templeton fund, please contact an FTI Institutional Services Representative, toll free, at 1-800/321-8563. A prospectus contains more complete information about a fund, including fees, charges, expenses, and risks. Be sure to read it carefully before investing or sending money.
To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

149 A2002 08/02



















Annual Report

[GRAPHIC OMITTED]

                                  JUNE 30, 2002



INSTITUTIONAL FIDUCIARY TRUST


   FRANKLIN'S IFT MONEY MARKET PORTFOLIO

   FRANKLIN U.S. GOVERNMENT SECURITIES
   MONEY MARKET PORTFOLIO



[LOGO OMITTED]
FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK] INVESTMENTS

  THANK YOU FOR INVESTING WITH
            FRANKLIN TEMPLETON
 INVESTMENTS. WE ENCOURAGE OUR
       INVESTORS TO MAINTAIN A
     LONG-TERM PERSPECTIVE AND
  REMEMBER THAT ALL SECURITIES
MARKETS MOVE BOTH UP AND DOWN,
 AS DO PORTFOLIO SHARE PRICES.
       WE APPRECIATE YOUR PAST
   SUPPORT AND LOOK FORWARD TO
 SERVING YOUR INVESTMENT NEEDS
           IN THE YEARS AHEAD.


[PHOTO OMITTED]

CHARLES B. JOHNSON
CHAIRMAN
INSTITUTIONAL FIDUCIARY TRUST

SHAREHOLDER LETTER


Dear Shareholder:

We are pleased to bring you the annual report for Franklin's IFT Money Market Portfolio and Franklin U.S. Government Securities Money Market Portfolio for the fiscal year ended June 30, 2002.

We began the period under review with a struggling economy, but one that was showing some signs of life. The Federal Reserve ("the Fed") had aggressively lowered the overnight lending rate from 6.50% at the beginning of 2001 to 3.75% by July 1, 2001. The Fed had begun to tighten its easy monetary policy as it moved from 50 basis point reductions in each of its meetings prior to June 2001 to 25 basis point reductions in its June and August meetings. Tax cuts had been enacted and it appeared there was sufficient stimulus present to eventually boost the economy despite some negative indicators. Then, our nation was shaken to the core by the events of September 11.

The Fed acted aggressively to help shore up the economy over the ensuing months, lowering the overnight rate an additional 175 basis points, bringing it to 1.75% at year-end 2001, the same level as at the end of the reporting period, while the government increased spending on defense and related items. The added stimulus to the economy could not come soon enough, and in the third quarter of 2001, the United States recorded an annualized gross domestic product (GDP) of -1.3%, at which point an official recession was


CONTENTS

Shareholder Letter            1

Fund Reports

 Franklin's IFT
 Money Market Portfolio       4

 Franklin U.S. Government
 Securities Money Market
 Portfolio                    6

Financial Highlights &
Statements of Investments     9

Financial Statements         13

Notes to
Financial Statements         16

Independent
Auditors' Report             18

Board Members
and Officers                 19



FUND CATEGORY

[GRAPHIC OMITTED]
Global
Growth
Growth & Income
Income
Tax-Free Income
declared. Unemployment continued to trend higher, and business expenditures were nowhere to be found. Layoff announcements escalated, confidence waned, and it looked as if we might be entering very dangerous territory. In a remarkable showing, the U.S. economy was not to be stopped. Automakers led the charge with financing and incentives that sparked record auto sales, and other businesses followed suit. The consumer, despite increased unemployment and the specter of potential layoffs, continued to spend at a moderate rate. These and other factors helped contribute to an annualized GDP growth of 1.7% in the fourth quarter.

In the first quarter of 2002, the U.S. economy expanded at an annualized rate of 5.8%, well above expectations. Growth was bolstered by continued consumer spending, an increase in industrial production, and staggering productivity gains, while the housing market showed remarkable resilience, all of which were buoyed by extremely low interest rates. This strength may have just been an adrenaline rush, as the economy appears poised to retrench to more moderate levels in the face of significant headwinds. Corporate governance, accounting, and Wall Street have all come under attack in the last year for various reasons, while geopolitical uncertainty only adds to the volatility, all of which have led to another year of stock market declines.

While we believe economic recovery is underway, muted inflation and significant demand-side risks, as well as the headwinds mentioned above, will likely keep interest rates low for some time. This interest rate stability should provide a favorable backdrop for economic growth, allowing consumers to continue to spend while servicing their debt and allowing businesses to manage their balance sheets while planning for capital spending increases.

In recognition of continued sluggish economic growth and the likelihood of lower interest rates, we continued to extend the portfolios' weighted average maturity through 2001 and maintained a relatively higher than normal maturity through the end of the reporting period. By locking in higher rates for longer periods, the portfolios were able to maximize their performance despite the declining rate environment.

Please remember, this discussion reflects our views and opinions, as well as the portfolios' holdings, as of June 30, 2002, the end of the reporting period. Market and economic conditions, however, are changing constantly, which can be expected to affect our strategies and the Funds' portfolio compositions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,

/S/SIGNATURE

Charles B. Johnson
Chairman
Franklin's Institutional Fiduciary Trust

FRANKLIN'S IFT
MONEY MARKET PORTFOLIO


THE MONEY MARKET PORTFOLIO
Portfolio Composition
6/30/02

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
Certificates of Deposit 48.2%
Commercial Paper 35.7%
Repurchase Agreements 10.5%
Bank Notes 3.2%
U.S. Government Agency Securities 2.4%


Franklin's IFT Money Market Portfolio (the "Fund") seeks to provide a high level of current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in shares of The Money Market Portfolio (the "Portfolio"), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

o U.S. government and federal agency obligations(1)
o Certificates of deposit
o Bank notes
o High-grade commercial paper
o High-grade short-term corporate obligations
o Repurchase agreements collateralized by U.S. government securities(1)

The Portfolio's composition as a percentage of total investments on June 30, 2002, is shown to the left.

1. U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares.
An investment in Franklin's IFT Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. It is possible to lose money by investing in the Fund.
You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 10 of this report.

PERFORMANCE SUMMARY


Reflecting the decline in short-term interest rates during the reporting period, the Fund's seven-day effective yield began the reporting period at 4.04% (as of June 30, 2001) and ended at 1.61% on June 30, 2002. The average weighted maturity was 73 days as of June 30, 2001, compared to 63 days as of June 30, 2002.

FRANKLIN'S IFT MONEY MARKET PORTFOLIO
Total Returns vs.
Lipper Institutional Money Market Funds Index(2)
Periods ended June 30, 2002

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Franklin's IFT Money          Lipper Institutional Money
                    Market Portfolio                Market Funds Index
One-Year                  2.42%                             2.49%
Three-Year               14.45%                            14.79%
Five-Year                26.91%                            27.40%
Ten Year                 59.07%                            58.55%


FRANKLIN'S
IFT MONEY MARKET PORTFOLIO
Period ended June 30, 2002
------------------------------------
Seven-day current yield(3)     1.60%
Seven-day effective yield(3)   1.61%
Average weighted maturity    63 days

2. Source for Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 2002, there were 244 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

3. The seven-day effective yield assumes the compounding of daily dividends. Current and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses. Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields would have been 1.59% and 1.60%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.

Past performance does not guarantee future results.

FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO


U.S. GOVERNMENT SECURITIES
MONEY MARKET PORTFOLIO
Portfolio Composition
6/30/02

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
Repurchase Agreements 75.6%
U.S. Treasury Bills 13.2%
U.S. Treasury Notes 11.2%

The Franklin U.S. Government Securities Money Market Portfolio (the "Fund") seeks to provide a high level of current income, consistent with capital preservation and liquidity. It pursues its objective by investing all of its assets in shares of the U.S. Government Securities Money Market Portfolio (the "Portfolio"), which has an investment objective identical to the Fund's. The Portfolio, in turn, invests primarily in repurchase agreements collateralized by U.S. government securities, stripped securities (which are separate income and principal components of a debt security) and in marketable securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.(4) The Portfolio's composition as a percentage of total investment on June 30, 2002, is shown to the left.


4. U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares.
An investment in the Franklin U.S. Government Securities Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. It is possible to lose money by investing in the Fund.
You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 12 of this report.

Franklin Templeton provides extended times for placing trades in the Franklin U.S. Government Securities Money Market Portfolio. Investors may purchase and redeem shares each business day, up to 4:30 p.m. Eastern time (1:30 p.m. Pacific time). This feature gives our shareholders the opportunity to invest monies received late in the day and earn same-day dividends, rather than allow the money to remain idle overnight or over a weekend. When purchasing shares of the Fund, investors may also request next-day settlement exchanges to other money market funds in the Trust.(5)


5. The exchange program may be modified or discontinued by the Fund. Certain funds do not permit timing accounts or there may be certain restrictions, as detailed in each Fund's prospectus.

PERFORMANCE SUMMARY


FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO
Period ended June 30, 2002
----------------------------------------------------------
Seven-day current yield(7)                           1.55%
Seven-day effective yield(7)                         1.56%
Average weighted maturity                          37 days

6. Source for Lipper Institutional U.S. Government Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 2002, there were 142 funds in the institutional U.S. government money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.
7. The seven-day effective yield assumes the compounding of daily dividends. Annualized and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses.


Reflecting the decline in short-term interest rates, the Fund's seven-day effective yield began the reporting period at 3.70% (as of June 30, 2001) and ended at 1.56% as of June 30, 2002. The average weighted maturity was 62 days as of June 30, 2001, compared to 37 days as of June 30, 2002.


FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO
Total Returns vs.
Lipper Institutional U.S. Government Money Market Funds Index(6)
Periods ended June 30, 2002

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


               Franklin U.S. Government Securities   Lipper Institutional U.S. Government
                    Money Market Portfolio                  Money Market Funds Index
One-Year                    2.22%                                     2.23%
Three-Year                 13.58%                                    13.45%
Five-Year                  25.61%                                    25.12%
Ten Year                   56.57%                                    54.20%


Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 1.51% and 1.52%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.

Past performance does not guarantee future results.

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights


MONEY MARKET PORTFOLIO
                                                                                YEAR ENDED JUNE 30,
                                                            -------------------------------------------------------------
                                                                  2002         2001         2000         1999       1998
                                                            -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................      $1.00        $1.00        $1.00        $1.00      $1.00
                                                            -------------------------------------------------------------
Income from investment operations - net investment income .       .024         .057         .054         .049       .054
Less distributions from net investment income .............      (.024)       (.057)       (.054)       (.049)     (.054)
                                                            -------------------------------------------------------------
Net asset value, end of year ..............................      $1.00        $1.00        $1.00        $1.00      $1.00
                                                            =============================================================

Total return(a) ...........................................      2.42%        5.84%        5.54%        5.02%      5.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................... $2,342,404   $2,046,618   $1,010,170   $1,289,010   $175,881
Ratios to average net assets:
 Expenses(b) ..............................................       .35%         .35%         .35%         .31%       .20%
 Expenses excluding waiver and payments by affiliate(b) ...       .38%         .37%         .40%         .33%       .24%
 Net investment income ....................................      2.30%        5.64%        5.48%        4.82%      5.44%


(a) Total return is not annualized for periods less than one year.
(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002


MONEY MARKET PORTFOLIO                                                             SHARES         VALUE
-------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 100.0%
The Money Market Portfolio (Note 1) (COST $2,343,099,947) ..................  2,343,099,947   $2,343,099,947
OTHER ASSETS, LESS LIABILITIES .............................................                        (695,701)
                                                                                              ---------------
NET ASSETS 100.0% ..........................................................                  $2,342,404,246
                                                                                              ===============
                       See notes to financial statements.


INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO


                                                                                 YEAR ENDED JUNE 30,
                                                             ---------------------------------------------------
                                                                 2002     2001       2000       1999       1998
                                                             ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .........................   $1.00     $1.00      $1.00      $1.00      $1.00
                                                             ---------------------------------------------------
Income from investment operations - net investment income ..    .022      .054       .051       .047       .054
Less distributions from net investment income ..............   (.022)    (.054)     (.051)     (.047)     (.054)
                                                             ---------------------------------------------------
Net asset value, end of year ...............................   $1.00     $1.00      $1.00      $1.00      $1.00
                                                             ===================================================

Total return(a) ............................................   2.22%     5.52%      5.27%      4.82%      5.51%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ............................ $85,057   $53,887    $56,436   $111,566   $131,151
Ratios to average net assets:
 Expenses(b) ...............................................    .35%      .35%       .35%       .30%       .20%
 Expenses excluding waiver and payments by affiliate(b) ....    .42%      .46%       .43%       .34%       .26%
 Net investment income .....................................   2.06%     5.40%      5.08%      4.69%      5.34%


(a) Total return is not annualized for periods less than one year.
(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2002



FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                              SHARES       VALUE
--------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 100.1%
The U.S. Government Securities Money Market Portfolio (Note 1) (COST $85,114,856) .  85,114,856   $85,114,856
OTHER ASSETS, LESS LIABILITIES (.1)% ..............................................                   (57,848)
                                                                                                  ------------
NET ASSETS 100.0% .................................................................               $85,057,008
                                                                                                  ============


                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002


                                                                                              FRANKLIN U.S.
                                                                                               GOVERNMENT
                                                                             MONEY MARKET   SECURITIES MONEY
                                                                               PORTFOLIO    MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------
Assets:
 Investments in securities, at value and cost .............................  $2,343,099,947     $85,114,856
                                                                             -------------------------------
Total assets ..............................................................   2,343,099,947      85,114,856
                                                                             -------------------------------
Liabilities:
 Payables:
Affiliates ................................................................         367,935          23,694
Professional fees .........................................................          27,218          10,495
 Distributions to shareholders ............................................         290,667          20,663
 Other liabilities ........................................................           9,881           2,996
                                                                             -------------------------------
Total liabilities .........................................................         695,701          57,848
                                                                             -------------------------------
 Net assets, at value .....................................................  $2,342,404,246     $85,057,008
                                                                             ===============================
 Shares outstanding .......................................................   2,342,404,246      85,057,008
                                                                             ===============================
 Net asset value per share ................................................           $1.00           $1.00
                                                                             ===============================


                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002


                                                                                              FRANKLIN U.S.
                                                                                               GOVERNMENT
                                                                               MONEY MARKET  SECURITIES MONEY
                                                                                 PORTFOLIO   MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends ...................................................................  $60,172,590       $1,594,205
                                                                                -----------------------------
Expenses:
 Administrative fees (Note 3) ................................................    4,819,668          140,322
 Transfer agent fees (Note 3) ................................................       67,358            6,875
 Reports to shareholders .....................................................       11,325            5,216
 Registration and filing fees ................................................      193,476           10,212
 Professional fees ...........................................................       48,276           17,608
 Trustees' fees and expenses .................................................       26,749              769
 Other .......................................................................       16,311              863
                                                                                -----------------------------
Total expenses ...............................................................    5,183,163          181,865
Expenses waived/paid by affiliate (Note 3) ...................................     (374,727)         (40,958)
                                                                                -----------------------------
Net expenses .................................................................    4,808,436          140,907
                                                                                -----------------------------
 Net investment income .......................................................   55,364,154        1,453,298
                                                                                -----------------------------
Net increase in net assets resulting from operations .........................  $55,364,154       $1,453,298
                                                                                =============================


                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2002 AND 2001


                                                                              FRANKLIN U.S. GOVERNMENT SECURITIES
                                                 MONEY MARKET PORTFOLIO             MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
                                                 2002             2001                     2002         2001
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Net investment income ...................  $   55,364,154   $   74,256,561             $ 1,453,298   $ 3,173,304
 Distributions to shareholders from
 net investment income ..................     (55,364,154)     (74,256,561)             (1,453,298)   (3,173,304)
 Capital share transactions (Note 2) ....     295,786,206    1,036,448,242              31,169,870    (2,548,666)
                                           ----------------------------------------------------------------------
Net increase (decrease) in net assets ...     295,786,206    1,036,448,242              31,169,870    (2,548,666)
Net assets (there is no undistributed
 net investment income at beginning or
 end of year):
Beginning of year .......................   2,046,618,040    1,010,169,798              53,887,138    56,435,804
                                           ----------------------------------------------------------------------
End of year .............................  $2,342,404,246   $2,046,618,040             $85,057,008   $53,887,138
                                           ======================================================================


                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three separate series (the Funds). All Funds included in this report are diversified. The investment objective of the Funds included in this report is to seek high current income consistent with the preservation of capital and liquidity.

The Institutional Fiduciary Trust Money Market Portfolio (Money Market Fund) and the Franklin U.S. Government Securities Money Market Portfolio (U.S. Government
Fund) invest substantially all of their assets in The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio (the Portfolios), respectively. The Portfolios are registered under the Investment Company Act of 1940 as diversified, open-end investment companies having the same investment objectives as the Funds'. The financial statements of the Portfolios, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION:

The Money Market Fund and the U.S. Government Fund hold Portfolio shares that are valued at their proportionate interest in the net asset values of The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio, respectively. At June 30, 2002, the Money Market Fund owns 49.49% of The Money Market Portfolio and the U.S. Government Fund owns 37.55% of The U.S. Government Securities Money Market Portfolio.

B. INCOME TAXES:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily and distributed monthly.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

D. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST

At June 30, 2002, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:


                                                                                                FRANKLIN
                                                                                             U.S. GOVERNMENT
                                                                              MONEY MARKET   SECURITIES MONEY
                                                                                PORTFOLIO    MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
Year ended June 30, 2002
 Shares sold ............................................................. $ 14,412,608,705    $ 195,057,653
 Shares issued in reinvestment of distributions ..........................       48,389,019        1,258,605
 Shares redeemed .........................................................  (14,165,211,518)    (165,146,388)
                                                                           ----------------------------------
       Net increase ...................................................... $    295,786,206    $  31,169,870
                                                                           ==================================
Year ended June 30, 2001
 Shares sold ............................................................. $ 11,733,774,663    $ 257,062,374
 Shares issued in reinvestment of distributions ..........................       71,755,716        2,743,380
 Shares redeemed .........................................................  (10,769,082,137)    (262,354,420)
                                                                           ----------------------------------
       Net increase (decrease) ........................................... $  1,036,448,242    $  (2,548,666)
                                                                           ==================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/ Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Funds' administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolios.

Shares of the Money Market Fund are offered to other investment companies managed by Advisers or its affiliates. At June 30, 2002, investment companies managed by Advisers or its affiliates owned 1,665,342,941 shares of the Money Market Fund.

The Funds pay an administrative fee to Advisers of .20% per year of the average daily net assets of each Fund. Advisers agreed in advance to waive administrative fees as noted in the Statement of Operations.

The Funds paid transfer agent fees of $74,233, of which $3,557 was paid to Investor Services.

INSTITUTIONAL FIDUCIARY TRUST
Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF INSTITUTIONAL FIDUCIARY TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds in this report constituting part of the Institutional Fiduciary Trust (hereafter referred to as the "Funds") at June 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 8, 2002

BOARD MEMBERS AND OFFICERS
INSTITUTIONAL FIDUCIARY TRUST


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS
                                                                     NUMBER OF
                                                                PORTFOLIOS IN FUND
                                                LENGTH OF        COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION         TIME SERVED       BY BOARD MEMBER*       OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (81)      Trustee          Since 1985              105              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines
Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
---------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (70)          Trustee          Since 1985              133              Director, RBC Holdings, Inc. (bank
One Franklin Parkway                                                                     holding company) and Bar-S Foods
San Mateo, CA 94403-1906                                                                 (meat packing company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host
Corporation (nursery and craft centers) (until 1998).
---------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (74)         Trustee          Since 1998               41              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and
FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California;
and Chief Counsel, California Department of Transportation.
---------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (70)       Trustee          Since 1989              134              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
---------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (73)         Trustee          Since 1985              105              Director, The California Center
One Franklin Parkway                                                                     for Land Recycling
San Mateo, CA 94403-1906                                                                 (redevelopment).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
---------------------------------------------------------------------------------------------------------------------------



                                                                     NUMBER OF
                                                                PORTFOLIOS IN FUND
                                                LENGTH OF        COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION         TIME SERVED       BY BOARD MEMBER*       OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)         Trustee          Since 1992              133              Director, White Mountains
One Franklin Parkway                                                                     Insurance Group, Ltd. (holding
San Mateo, CA 94403-1906                                                                 company); Martek Biosciences
                                                                                         Corporation; WorldCom, Inc.
                                                                                         (communications services);
                                                                                         MedImmune, Inc. (biotechnology);
                                                                                         Overstock.com (Internet services);
                                                                                         and Spacehab, Inc. (aerospace
                                                                                         services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National
Association of Securities Dealers, Inc. (until 1987).
---------------------------------------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS
                                                                     NUMBER OF
                                                                PORTFOLIOS IN FUND
                                                LENGTH OF        COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION         TIME SERVED       BY BOARD MEMBER*       OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (69)      Trustee and      Trustee                 133              None
One Franklin Parkway           Chairman of      since 1985
San Mateo, CA 94403-1906       the Board        and Chairman
                                                of the Board
                                                since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.;
Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
**CHARLES E. JOHNSON (46)      Trustee and      Trustee                  34              None
One Franklin Parkway           President        since 1994
San Mateo, CA 94403-1906                        and President
                                                since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin
Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of
the Board, President and Director, Franklin Investment Advisory Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 34 of the investment companies in Franklin Templeton
Investments.
---------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (61)  Trustee and      Since 1985              117              None
One Franklin Parkway           Vice President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.;
Senior Vice President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 51 of the investment companies in Franklin
Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------



                                                                     NUMBER OF
                                                                PORTFOLIOS IN FUND
                                                LENGTH OF        COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION         TIME SERVED       BY BOARD MEMBER*       OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (57)           Vice President   Since 1986        Not Applicable         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (42)        Vice President   Since 1995        Not Applicable         None
One Franklin Parkway           and Chief
San Mateo, CA 94403-1906       Financial
                               Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.;
Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial
Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment
Counsel, LLC; Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment
Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services,
LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin
Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (55)             Vice President   Since 2000        Not Applicable         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources,
Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until
2000).
---------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)          Vice President   Since 2000        Not Applicable         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc.
and officer of one of the other subsidiaries of Franklin Resources, Inc., and of 53 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and
Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and
Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District
of Massachusetts) (until 1979).
---------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (65)         Vice President-  Since             Not Applicable         Director, FTI Banque, Arch
600 5th Avenue                 AML Compliance   May 2002                                 Chemicals, Inc. and Lingnan
Rockefeller Center                                                                       Foundation
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Financial Officer and Director, Fiduciary Trust Company International; and officer of 40 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------



                                                                     NUMBER OF
                                                                PORTFOLIOS IN FUND
                                                LENGTH OF        COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION         TIME SERVED       BY BOARD MEMBER*       OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
KIMBERLEY MONASTERIO (38)      Treasurer and    Since 2000        Not Applicable         None
One Franklin Parkway           Principal
San Mateo, CA 94403-1906       Accounting
                               Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)         Vice President   Since 2000        Not Applicable         None
One Franklin Parkway           and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until
2000); and Director, Templeton Asset Management Ltd. (until 1999).
---------------------------------------------------------------------------------------------------------------------------


*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin
Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor. Charles E. Johnson is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Franklin Resources, Inc.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E.
Johnson.



--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/321.8563 to request the SAI.
--------------------------------------------------------------------------------

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO
                                                                                    YEAR ENDED JUNE 30,
                                                            ---------------------------------------------------------------
                                                                  2002         2001         2000          1999        1998
                                                            ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................      $1.00        $1.00        $1.00        $1.00        $1.00
                                                            ---------------------------------------------------------------
Income from investment operations - net investment income .       .026         .059         .056         .051         .055
Less distributions from net investment income .............      (.026)       (.059)       (.056)       (.051)       (.055)
                                                            ---------------------------------------------------------------
Net asset value, end of year ..............................      $1.00        $1.00        $1.00        $1.00        $1.00
                                                            ===============================================================

Total return(a) ...........................................      2.63%        6.08%        5.75%        5.18%        5.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................... $4,734,196   $4,490,919   $4,144,043   $3,672,404   $2,043,629
Ratios to average net assets:
 Expenses .................................................       .15%         .15%         .15%         .15%         .15%
 Expenses excluding waiver by affiliate ...................       .16%         .16%         .16%         .15%         .16%
 Net investment income ....................................      2.56%        5.91%        5.65%        5.04%        5.50%



(a) Total return is not annualized for periods less than one year.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2002


                                                                                     PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                         AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------
   BANK NOTES 3.2%
   Bank of America NT & SA, 1.76%, 8/13/02 - 8/16/02 (COST $150,000,000) .......  $150,000,000   $  150,000,000
----------------------------------------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT 48.0%
   ABN AMRO Bank NV, New York Branch, 1.79% - 1.86%, 7/19/02 - 9/04/02 .........   150,000,000      150,001,106
   Bank of Montreal, Chicago Branch, 1.79% - 1.847%, 7/12/02 - 9/05/02 .........   100,000,000      100,000,570
   Bank of Nova Scotia, Portland Branch, 1.78%, 9/13/02 - 9/17/02 ..............   150,000,000      150,000,000
   Banque Nationale De Paris, New York Branch, 1.84% - 1.87%,
    7/18/02 - 12/17/02 .........................................................   150,000,000      150,000,000
   Barclays Bank PLC, New York Branch, 1.82% - 1.88%, 7/23/02 - 8/22/02 ........   125,000,000      125,002,092
   Chase Manhattan Bank, USA, N.A., Delaware Branch, 1.92%, 8/05/02 - 8/7/02 ...   150,000,000      150,000,743
   Credit Agricole, New York Branch, 1.78% - 2.73%, 8/28/02 - 3/11/03 ..........   150,000,000      150,000,000
   Deutsche Bank AG, New York Branch, 1.79% - 1.92%, 7/15/02 - 8/20/02 .........   175,000,000      175,000,712
   Dexia Bank, New York Branch, 1.92%, 8/02/02 .................................    50,000,000       50,000,000
   Lloyds Bank PLC, New York Branch, 1.86%, 9/03/02 ............................    50,000,000       50,000,883
   Rabobank Nederland NV, New York Branch, 1.87% - 2.76%, 7/30/02 - 3/24/03 ....   225,000,000      224,978,434
   Royal Bank of Canada, New York Branch, 2.615% - 4.025%, 7/02/02 - 5/30/03 ...   100,000,000       99,994,904
   Societe Generale, New York Branch, 1.82%, 7/24/02 - 7/26/02 .................   150,000,000      150,000,000
   Svenska Handelsbanken, New York Branch, 1.795% - 1.85%, 8/20/02 - 9/06/02 ...    75,000,000       75,001,443
   Toronto Dominion Bank, New York Branch, 1.76% - 1.78%, 7/08/02 - 8/26/02 ....   150,000,000      150,001,010
   UBS AG, Connecticut Branch, 2.825% - 4.01%, 7/02/02 - 3/24/03 ...............   100,000,000      100,000,599
   Wells Fargo Bank NA, San Francisco Branch, 1.76%, 7/01/02 ...................    75,000,000       75,000,000
   Westdeutsche Landesbank, New York Branch, 2.27%, 6/30/03 ....................   100,000,000       99,984,937
   Westpac Banking Corp., New York Branch, 1.81%, 9/09/02 ......................    50,000,000       50,000,967
                                                                                                 ---------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $2,274,968,400) .........................                  2,274,968,400
                                                                                                 ---------------
(a)COMMERCIAL PAPER 35.6%
   Abbey National North America Corp., 1.82% - 1.88%, 7/29/02 - 8/21/02 ........   100,000,000       99,797,972
   Abbott Laboratories, 144A, 1.74% - 1.80%, 7/09/02 - 8/14/02 .................    75,000,000       74,926,833
   ANZ (Delaware) Inc., 1.78% - 1.81%, 7/29/02 - 9/12/02 .......................   121,000,000      120,623,244
   Canadian Imperial Holdings Inc., 1.86%, 8/19/02 .............................    50,000,000       49,873,417
   Canadian Wheat Board, 1.77%, 10/08/02 .......................................    45,000,000       44,780,963
   Commonwealth Bank of Australia, 1.855%, 8/14/02 .............................    50,000,000       49,886,639
   Cregem North America Inc., 2.09%, 10/11/02 ..................................    50,000,000       49,703,917
   Den Danske Corp., Inc., 1.90%, 7/03/02 - 7/08/02 ............................    50,000,000       49,988,125
   Dupont De Nemours Inc., 1.75%, 7/09/02 ......................................     3,000,000        2,998,833
   General Electric Capital Corp., 1.79% - 1.87%, 7/05/02 - 9/20/02 ............   175,000,000      174,398,139
   Goldman Sachs Group Inc., 1.93%, 7/10/02 - 7/12/02 ..........................   150,000,000      149,919,583
   Halifax PLC, 1.83% - 1.835%, 8/27/02 - 8/29/02 ..............................   100,557,000      100,258,012
   Internationale Ned. U.S. Funding, 1.93% - 2.02%, 7/31/02 - 8/09/02 ..........   150,000,000      149,702,215
   Lloyds Bank PLC, 1.83% - 1.835%, 7/16/02 - 8/23/02 ..........................   100,000,000       99,826,799
   Morgan Stanley Group Inc., 1.81%, 7/22/02 - 7/24/02 .........................    75,000,000       74,917,042
   Nestle Capital Corp., 144A, 1.74%, 7/15/02 - 7/19/02 ........................   125,000,000      124,903,333
   Procter & Gamble Co., 144A, 1.74%, 8/20/02 - 8/21/02 ........................    50,000,000       49,877,958
   Province of Ontario, 1.90%, 12/09/02 ........................................     6,000,000        5,949,017
   Societe Generale of North America Inc., 1.75%, 7/22/02 ......................    14,000,000       13,985,708
   Svenska Handelsbanken Inc., 1.775% - 1.95%, 7/05/02 - 9/27/02 ...............   100,000,000       99,768,465
   Westpac Capital Corp., 1.83% - 2.02%, 8/12/02 - 11/14/02 ....................   100,000,000       99,536,500
                                                                                                 ---------------
   TOTAL COMMERCIAL PAPER (COST $1,685,622,714) ................................                  1,685,622,714
                                                                                                 ---------------


THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)


                                                                                   PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                         AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY SECURITIES 2.4%
   Federal Home Loan Mortgage Corp., 1.76% - 2.11%, 7/17/02 - 10/02/02
    (COST $114,665,769) ........................................................  $115,000,000   $  114,665,769
                                                                                                 ---------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,225,256,883) ........                  4,225,256,883
                                                                                                 ---------------
(b)REPURCHASE AGREEMENTS 10.5%
   Deutsche Bank AG, 1.89%, 7/01/02 (Maturity Value $103,336,273) ..............   103,320,000      103,320,000
    Collateralized by U.S. Treasury Notes
   Morgan Stanley Dean Witter, 1.88%, 7/01/02 (Maturity Value $103,336,187) ....   103,320,000      103,320,000
    Collateralized by U.S. Treasury Notes
   UBS AG, 1.97%, 7/01/02 (Maturity Value $290,047,608) ........................   290,000,000      290,000,000
    Collateralized by U.S. Government Agency Coupons
                                                                                                 ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $496,640,000) .............................                    496,640,000
                                                                                                 ---------------
   TOTAL INVESTMENTS (COST $4,721,896,883) 99.7% ...............................                  4,721,896,883
   OTHER ASSETS, LESS LIABILITIES .3% ..........................................                     12,298,959
                                                                                                 ---------------
   NET ASSETS 100.0% ...........................................................                 $4,734,195,842
                                                                                                 ===============




(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.
(b) See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                                YEAR ENDED JUNE 30,
                                                            --------------------------------------------------
                                                                2002      2001       2000      1999      1998
                                                            --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................    $1.00     $1.00      $1.00     $1.00     $1.00
                                                            --------------------------------------------------
Income from investment operations - net investment income .     .024      .056       .054      .049      .054
Less distributions from net investment income .............    (.024)    (.056)     (.054)    (.049)    (.054)
                                                            --------------------------------------------------
Net asset value, end of year ..............................    $1.00     $1.00      $1.00     $1.00     $1.00
                                                            ==================================================

Total return(a) ...........................................    2.43%     5.75%      5.48%     4.97%     5.53%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................... $226,676  $186,718   $221,993  $258,458  $263,226
Ratios to average net assets:
 Expenses .................................................     .15%      .15%       .15%      .15%      .15%
 Expenses excluding waiver by affiliate ...................     .16%      .16%       .16%      .15%      .16%
 Net investment income ....................................    2.33%     5.63%      5.36%     4.84%     5.40%


(a) Total return is not annualized for periods less than one year.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2002


                                                                                   PRINCIPAL
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                              AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 24.4%
   U.S. Treasury Bill, 7/25/02 ...................................................  $10,000,000 $  9,988,067
   U.S. Treasury Bill, 8/29/02 ...................................................    5,000,000    4,984,922
   U.S. Treasury Bill, 9/05/02 ...................................................    5,000,000    4,982,721
   U.S. Treasury Bill, 11/29/02 ..................................................   10,000,000    9,920,306
   U.S. Treasury Note, 5.75%, 10/31/02 ...........................................   10,000,000   10,119,023
   U.S. Treasury Note, 4.75%, 1/31/03 ............................................    5,000,000    5,073,233
   U.S. Treasury Note, 5.50%, 3/31/03 ............................................    5,000,000    5,114,027
   U.S. Treasury Note, 5.50%, 5/31/03 ............................................    5,000,000    5,135,834
                                                                                                -------------
   TOTAL GOVERNMENT SECURITIES (COST $55,318,133) ................................                55,318,133
                                                                                                -------------
(a)REPURCHASE AGREEMENTS 75.5%
   ABN AMRO Inc., 1.82%, 7/01/02 (Maturity Value $10,001,517) ....................   10,000,000   10,000,000
    Collateralized by U.S. Treasury Bill
   Banc of America Securities LLC, 1.80%, 7/01/02 (Maturity Value $10,001,500) ...   10,000,000   10,000,000
    Collateralized by U.S. Treasury Notes
   Barclays Capital Inc., 1.90%, 7/01/02 (Maturity Value $20,003,167) ............   20,000,000   20,000,000
    Collateralized by U.S. Treasury Notes
   Bear, Stearns & Co. Inc., 1.92%, 7/01/02 (Maturity Value $10,001,600) .........   10,000,000   10,000,000
    Collateralized by U.S. Treasury Notes
   Deutsche Bank Securities Inc., 1.89%, 7/01/02 (Maturity Value $35,550,598) ....   35,545,000   35,545,000
    Collateralized by U.S. Treasury Notes
   Dresdner Kleinwort Wasserstein Securities LLC, 1.88%, 7/01/02
    (Maturity Value $10,001,563) .................................................   10,000,000   10,000,000
    Collateralized by U.S. Treasury Notes
   Goldman, Sachs & Co., 1.88%, 7/01/02 (Maturity Value $20,003,133) .............   20,000,000   20,000,000
    Collateralized by U.S. Treasury Bond
   Greenwich Capital Markets, Inc., 1.88%, 7/01/02 (Maturity Value $10,001,567) ..   10,000,000   10,000,000
    Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co. Inc., 1.88%, 7/01/02 (Maturity Value $35,545,568) ........   35,540,000   35,540,000
    Collateralized by U.S. Treasury Notes
   UBS Warburg LLC, 1.90%, 7/01/02 (Maturity Value $10,001,583) ..................   10,000,000   10,000,000
    Collateralized by U.S. Treasury Bond
                                                                                                -------------
   TOTAL REPURCHASE AGREEMENTS (COST $171,085,000) ...............................               171,085,000
                                                                                                -------------
   TOTAL INVESTMENTS (COST $226,403,133) 99.9% ...................................               226,403,133
   OTHER ASSETS, LESS LIABILITIES .1% ............................................                   273,363
                                                                                                -------------
   NET ASSETS 100.0% .............................................................              $226,676,496
                                                                                                =============


(a) See note 1(b) regarding repurchase agreements.


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002


                                                                                                THE U.S.
                                                                                               GOVERNMENT
                                                                                    THE        SECURITIES
                                                                               MONEY MARKET   MONEY MARKET
                                                                                 PORTFOLIO      PORTFOLIO
                                                                              -----------------------------
Assets:
 Investments in securities, at value and cost ..............................  $4,225,256,883  $ 55,318,133
 Repurchase agreements, at value and cost ..................................     496,640,000   171,085,000
 Cash ......................................................................             256         2,903
 Interest receivable .......................................................      12,939,554       314,825
                                                                              -----------------------------
Total assets ...............................................................   4,734,836,693   226,720,861
                                                                              -----------------------------
Liabilities:
 Payables:
Affiliates .................................................................         560,058        26,820
Professional fees ..........................................................          30,151        14,929
 Other liabilities .........................................................          50,642         2,616
                                                                              -----------------------------
Total liabilities ..........................................................         640,851        44,365
                                                                              -----------------------------
Net assets, at value .......................................................  $4,734,195,842  $226,676,496
                                                                              =============================
Shares outstanding .........................................................   4,734,195,842   226,676,496
                                                                              =============================
Net asset value per share ..................................................           $1.00         $1.00
                                                                              =============================


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002

                                                                                                 THE U.S.
                                                                                                GOVERNMENT
                                                                                      THE       SECURITIES
                                                                                 MONEY MARKET  MONEY MARKET
                                                                                   PORTFOLIO     PORTFOLIO
                                                                                 ---------------------------
Investment income:
 Interest ...................................................................... $133,037,918    $5,338,710
                                                                                 ---------------------------
Expenses:
 Management fees (Note 3) ......................................................    7,371,088       322,365
 Transfer agent fees (Note 3) ..................................................      114,310         5,303
 Custodian fees ................................................................       49,780         2,100
 Reports to shareholders .......................................................        6,492           285
 Professional fees .............................................................       37,648        17,755
 Trustees' fees and expenses ...................................................        5,072           228
 Other .........................................................................       49,741         2,794
                                                                                 ---------------------------
Total expenses .................................................................    7,634,131       350,830
Expenses waived by affiliate (Note 3) ..........................................     (269,021)      (27,842)
                                                                                 ---------------------------
 Net expenses ..................................................................    7,365,110       322,988
                                                                                 ---------------------------
Net investment income ..........................................................  125,672,808     5,015,722
                                                                                 ---------------------------
Net realized gain from investments .............................................       83,083            --
                                                                                 ---------------------------
Net increase in net assets resulting from operations ........................... $125,755,891    $5,015,722
                                                                                 ===========================


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2002 AND 2001


                                                                                  THE U.S. GOVERNMENT SECURITIES
                                                   THE MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO
                                               -----------------------------------------------------------------
                                                     2002              2001                2002          2001
                                               -----------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Net investment income .......................  $  125,672,808    $  240,810,924      $  5,015,722  $ 11,219,781
Net realized gain (loss) from investments ...          83,083            (5,085)               --            --
                                               -----------------------------------------------------------------
Net increase in net assets resulting
 from operations ............................     125,755,891       240,805,839         5,015,722    11,219,781
 Distributions to shareholders from net
 investment income ..........................    (125,755,891)(a)  (240,805,839)(b)    (5,015,722)  (11,219,781)
 Capital share transactions (Note 2) ........     243,276,615       376,876,187        39,958,367   (35,274,816)
                                               -----------------------------------------------------------------
Net increase (decrease) in net assets .......     243,276,615       376,876,187        39,958,367   (35,274,816)
Net assets (there is no undistributed net
 investment income at beginning or end
 of year):
Beginning of year ...........................   4,490,919,227     4,114,043,040       186,718,129   221,992,945
                                               -----------------------------------------------------------------
End of year .................................  $4,734,195,842    $4,490,919,227      $226,676,496  $186,718,129
                                               =================================================================


(a) Distributions were increased by a net realized gain from investments of $83,083.
(b) Distributions were decreased by a net realized loss from investments of $5,085.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

B. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2002, all outstanding repurchase agreements held by the Portfolios had been entered into on June 28, 2002.

C. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST

At June 30, 2002, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                                                   THE
                                                                                    THE      U.S. GOVERNMENT
                                                                               MONEY MARKET SECURITIES MONEY
                                                                                 PORTFOLIO  MARKET PORTFOLIO
                                                                           ---------------------------------
Year ended June 30, 2002
 Shares sold ............................................................  $  7,836,706,875   $ 356,762,722
 Shares issued in reinvestment of distributions .........................       125,757,515       5,017,250
 Shares redeemed ........................................................    (7,719,187,775)   (321,821,605)
                                                                           ---------------------------------
Net increase ............................................................  $    243,276,615   $  39,958,367
                                                                           =================================
Year ended June 30, 2001
 Shares sold ............................................................  $ 24,764,437,164   $ 619,229,326
 Shares issued in reinvestment of distributions .........................       241,376,023      11,219,610
 Shares redeemed ........................................................   (24,628,937,000)   (665,723,752)
                                                                           ---------------------------------
Net increase (decrease) .................................................  $    376,876,187   $ (35,274,816)
                                                                           =================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/ Templeton Investor Services, LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statement of Operations.

At June 30, 2002, the shares of The Money Market Portfolio were owned by the following funds:


                                                                                                PERCENTAGE OF
                                                                                 SHARES      OUTSTANDING SHARES
---------------------------------------------------------------------------------------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ...................  2,343,099,947           49.49%
Franklin Money Fund ......................................................  2,119,460,476           44.77%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ..............    184,835,519            3.91%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund ......     86,799,900            1.83%


At June 30, 2002, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                     PERCENTAGE OF
                                       SHARES     OUTSTANDING SHARES
--------------------------------------------------------------------
Franklin Federal Money Fund        141,561,640           62.45%
Institutional Fiduciary Trust -
Franklin U.S. Government
Securities Money Market Portfolio   85,114,856           37.55%

THE MONEY MARKET PORTFOLIOS
Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 8, 2002

BOARD MEMBERS AND OFFICERS
THE MONEY MARKET PORTFOLIOS




The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS
                                                                     NUMBER OF
                                                                PORTFOLIOS IN FUND
                                                LENGTH OF        COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION         TIME SERVED       BY BOARD MEMBER*       OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (81)      Trustee          Since 1992              105              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines
Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
---------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (70)          Trustee          Since 1992              133              Director, RBC Holdings, Inc. (bank
One Franklin Parkway                                                                     holding company) and Bar-S Foods
San Mateo, CA 94403-1906                                                                 (meat packing company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host
Corporation (nursery and craft centers) (until 1998).
---------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (74)         Trustee          Since 1998               41              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and
FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California;
and Chief Counsel, California Department of Transportation.
---------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (70)       Trustee          Since 1992              134              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
---------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (73)         Trustee          Since 1992              105              Director, The California Center
One Franklin Parkway                                                                     for Land Recycling
San Mateo, CA 94403-1906                                                                 (redevelopment).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
---------------------------------------------------------------------------------------------------------------------------



                                                                     NUMBER OF
                                                                PORTFOLIOS IN FUND
                                                LENGTH OF        COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION         TIME SERVED       BY BOARD MEMBER*       OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)         Trustee          Since 1992              133              Director, White Mountains
One Franklin Parkway                                                                     Insurance Group, Ltd. (holding
San Mateo, CA 94403-1906                                                                 company); Martek Biosciences
                                                                                         Corporation; WorldCom, Inc.
                                                                                         (communications services);
                                                                                         MedImmune, Inc. (biotechnology);
                                                                                         Overstock.com (Internet services);
                                                                                         and Spacehab, Inc. (aerospace
                                                                                         services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National
Association of Securities Dealers, Inc. (until 1987).
---------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS
                                                                     NUMBER OF
                                                                PORTFOLIOS IN FUND
                                                LENGTH OF        COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION         TIME SERVED       BY BOARD MEMBER*       OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (69)      Trustee and      Trustee                 133              None
One Franklin Parkway           Chairman of      since 1992
San Mateo, CA 94403-1906       the Board        and Chairman
                                                of the Board
                                                since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.;
Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
**CHARLES E. JOHNSON (46)      Trustee and      Since 1993               34              None
One Franklin Parkway           President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin
Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of
the Board, President and Director, Franklin Investment Advisory Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 34 of the investment companies in Franklin Templeton
Investments.
---------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (61)  Trustee and      Since 1992              117              None
One Franklin Parkway           Vice President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.;
Senior Vice President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 51 of the investment companies in Franklin
Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------



                                                                     NUMBER OF
                                                                PORTFOLIOS IN FUND
                                                LENGTH OF        COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION         TIME SERVED       BY BOARD MEMBER*       OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (57)           Vice President   Since 1992        Not Applicable         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (42)        Vice President   Since 1995        Not Applicable         None
One Franklin Parkway           and Chief
San Mateo, CA 94403-1906       Financial
                               Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.;
Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial
Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment
Counsel, LLC; Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment
Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services,
LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin
Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (55)             Vice President   Since 2000        Not Applicable         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources,
Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until
2000).
---------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)          Vice President   Since 2000        Not Applicable         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc.
and officer of one of the other subsidiaries of Franklin Resources, Inc., and of 53 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and
Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and
Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District
of Massachusetts) (until 1979).
---------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (65)         Vice President-  Since May 2002    Not Applicable         Director, FTI Banque, Arch
600 5th Avenue                 AML Compliance                                            Chemicals, Inc. and Lingnan
Rockefeller Center                                                                       Foundation
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Financial Officer and Director, Fiduciary Trust Company
International; and officer of 40 of the investment companies in Franklin
Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------



                                                                     NUMBER OF
                                                                PORTFOLIOS IN FUND
                                                LENGTH OF        COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION         TIME SERVED       BY BOARD MEMBER*       OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
EDWARD V. MCVEY (64)           Vice President   Since 1992        Not Applicable         None
26335 Carmel Rancho Blvd.
Carmel, CA 93923

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Distributors, Inc.; Executive Vice President, Templeton/Franklin Investment
Services, Inc.; and officer of 29 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
KIMBERLEY MONASTERIO (38)      Treasurer and    Since 2000        Not Applicable         None
One Franklin Parkway           Principal
San Mateo, CA 94403-1906       Accounting
                               Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)         Vice President   Since 2000        Not Applicable         None
One Franklin Parkway           and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until
2000); and Director, Templeton Asset Management Ltd. (until 1999).
---------------------------------------------------------------------------------------------------------------------------

We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin
Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor. Charles E. Johnson is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Franklin Resources, Inc.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E.
Johnson.


--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/321.8563 to request the SAI.
--------------------------------------------------------------------------------

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


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

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

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN[REGISTRAION MARK] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund(1)
Franklin Capital Growth Fund(2)
Franklin DynaTech Fund
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Small Cap Growth Fund II(3)
Franklin Technology Fund

GROWTH & INCOME
Franklin Balance Sheet
 Investment Fund(4)
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund(5)
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund(6)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(7)
Franklin Short-Intermediate
 U.S. Government Securities Fund(6)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund(6)
Franklin Federal Money Fund(6,8)
Franklin Money Fund(6,8)

TAX-FREE INCOME(9)
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(10)
Tax-Exempt Money Fund(6,8)

STATE-SPECIFIC
TAX-FREE INCOME(9)
Alabama
Arizona
California(11)
Colorado
Connecticut
Florida(11)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(10)
Michigan(10)
Minnesota(10)
Missouri
New Jersey
New York(11)
North Carolina
Ohio(10)
Oregon
Pennsylvania
Tennessee
Texas
Virginia


INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(12)


1. Effective 9/1/02, the fund's name will change to Franklin Flex Cap Growth Fund and its investment criteria will be modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
2. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
3. The fund is closed to all new investors. Existing shareholders can continue adding to their account through exchanges and purchases.
4. Effective 5/1/02, the fund is closed to all new investors. Existing shareholders, however, will be able to continue adding to their accounts through exchanges and purchases. In addition, retirement plans with an existing account in the fund will be allowed to open new participant accounts.
5. Effective 4/1/02, the fund expanded its investment universe to include companies with market capitalizations up to $2.5 billion.
6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
10. Portfolio of insured municipal securities.
11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY). 12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           08/02

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FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK] INVESTMENTS
One Franklin Parkway
San Mateo, CA  94403-1906




ANNUAL REPORT
FRANKLIN'S INSTITUTIONAL FIDUCIARY TRUST

INVESTMENT MANAGER AND ADMINISTRATOR
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN[REGISTRATION MARK]

FTI INSTITUTIONAL SERVICES
1-800/321-8563

For a prospectus on any Franklin Templeton fund, please contact an FTI Institutional Services Representative, toll free, at 1-800/321-8563. A prospectus contains more complete information about a fund, including fees, charges, expenses, and risks. Be sure to read it carefully before investing or sending money.
To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

IFT-1 A2002 08/02       [LOGO OMITTED] Printed on recycled paper